Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 209	$ 162	$ 159
Impairment of property, plant and equipment	$ 0	$ 0	$ 0